Investment Objectives and Goals - LOGIQ Contrarian Opportunities ETF	Dec. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	LOGIQ Contrarian Opportunities ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The LOGIQ Contrarian Opportunities ETF seeks to achieve a total return, consisting of capital appreciation and income.